Revenue - Summary of Information About Trade Receivables, Contract Assets, and Deferred Revenue (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Receivables from contracts with customers [abstract]
Trade receivables	$ 474	$ 452
Contract assets	290	258	$ 198
Deferred revenue	$ 1,506	$ 1,357